UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:     September 30, 2008

Check here if Amendment [ ]                        Amendment Number:
                                                                     ---------
Institutional Investment Manager Filing this Report:

Name:     Sidus Investment Management, LLC

Address:  767 Third Avenue
          New York, NY 10017

Form 13F File Number: 028-11070

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter Oshiro

Title:    CFO

Phone:    (212) 751-6644

Signature, Place, and Date of Signing:

/s/ Peter Oshiro             New York, New York               October 27, 2008
----------------             ------------------               ----------------
  [Signature]                  [City, State]                       [Date]


Report Type:

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total:  $68,268 (in thousands)

List of Other Included Managers:         None



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
                                                    FORM 13F INFORMATION TABLE

                COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5      COLUMN 6    COLUMN 7  COLUMN 8
                --------        --------    --------   --------      --------      --------    --------  --------
                                TITLE OF                VALUE     SHRS OR   SH/   INVESTMENT    OTHER     VOTING
             NAME OF ISSUER      CLASS       CUSIP     (x$1000)   PRN AMT   PRN   DISCRETION   MANAGERS  AUTHORITY
             --------------      -----       -----     --------   -------   ---   ----------   --------  ---------


AMDOCS LTD                        COM     G02602103     3423       125000   SH       SOLE        NONE      SOLE
APAC CUSTOMER SERVICES INC        COM     00185E106     9859      4585800   SH       SOLE        NONE      SOLE
BOOKHAM INC                       COM     09856E105     1808      1600000   SH       SOLE        NONE      SOLE
BORLAND SOFTWARE CORP             COM     099849101     3213      2100000   SH       SOLE        NONE      SOLE
BRIGHTPOINT INC                   COM     109473405      720       100000   SH       SOLE        NONE      SOLE
COMMSCOPE INC                     COM     203372107     1039        30000   SH       SOLE        NONE      SOLE
COMVERSE TECHNOLOGY INC           COM     205862402     3684       385000   SH       SOLE        NONE      SOLE
CONCURRENT COMPUTER CORP NEW      COM     206710204     2065       356000   SH       SOLE        NONE      SOLE
ELECTROGLAS INC                   COM     285324109     2280      2000100   SH       SOLE        NONE      SOLE
EMAGEON INC.                      COM     29076V109      579       266980   SH       SOLE        NONE      SOLE
FINISAR                           COM     31787A101      505       500000   SH       SOLE        NONE      SOLE
FLEXTRONICS INTL LTD              COM     Y2573F102     1770       250000   SH       SOLE        NONE      SOLE
IKANOS COMMUNICATIONS             COM     45173E105      792       400000   SH       SOLE        NONE      SOLE
LOOKSMART LTD.                    COM     543442503     3991      1564952   SH       SOLE        NONE      SOLE
MICROSOFT CORP                    COM     594918104     2669       100000   SH       SOLE        NONE      SOLE
MINDSPEED TECHNOLOGIES, INC.      COM     602682106     1495       628000   SH       SOLE        NONE      SOLE
MOTOROLA INC                      COM     620076109      714       100000   SH       SOLE        NONE      SOLE
NETAPP, INC                       COM     64120L104     2735       150000   SH       SOLE        NONE      SOLE
NMS COMMUNICATIONS CORP           COM     629248105     1192      2432010   SH       SOLE        NONE      SOLE
NUANCE COMMUNICATIONS, INC.       COM     67020Y100      610        50000   SH       SOLE        NONE      SOLE
OPENWAVE SYS INC                  COM     683718308     4663      3760500   SH       SOLE        NONE      SOLE
POWER-ONE INC                     COM     739308104     2116      1459000   SH       SOLE        NONE      SOLE
QUALCOMM INC                      COM     747525103     4297       100000   SH       SOLE        NONE      SOLE
RICHARDSON ELECTRONICS LTD        COM     763165107     5890       950000   SH       SOLE        NONE      SOLE
SUPPORTSOFT, INC                  COM     868587106     4500      1500000   SH       SOLE        NONE      SOLE
SYNIVERSE HOLDINGS INC            COM     87163F106     1661       100000   SH       SOLE        NONE      SOLE
